Property, Plant and Equipment (Tables)	12 Months Ended
Feb. 28, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	2018
	Cost	Accumulated Depreciation	Net
Furniture and fixtures	$59,190	$58,812	$378
Computer hardware and software	271,177	268,398	2,779

	$330,367	$327,210	$3,157

	2017
	Cost	Accumulated Depreciation	Net
Plant and equipment	$379,688	$94,431	$285,257
Automotive equipment	61,550	38,251	23,299
Leasehold improvements	500,724	220,510	280,214
Furniture and fixtures	212,652	187,768	24,884
Computer hardware and software	1,761,497	1,610,127	151,370

	$2,916,111	$2,151,087	$765,024